Note 13 - Accumulated Other Comprehensive Income (Loss) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated other comprehensive income (loss), net

The following table lists the beginning balance, quarterly activity and ending balances, net of income and mining tax, of each component of “Accumulated other comprehensive (loss), net” (in thousands):

	Changes in fair value of derivative contracts designated as hedge transactions	Adjustments For Pension Plans	Total Accumulated Other Comprehensive Income (Loss), Net
Balance January 1, 2026	$1,505	$(4,839)	$(3,334)
Other comprehensive loss before reclassification	(1,507)	—	(1,507)
Reclassification from AOCI to sales	(2,310)	—	(2,310)
Reclassification from AOCI to costs applicable to sales	349	—	349
Reclassification from AOCI to fair value adjustments, net	525	—	525
Provision for income taxes	786	—	786
Balance March 31, 2026	$(652)	$(4,839)	$(5,491)

Balance January 1, 2025	$5,994	$(16,260)	$(10,266)
Other comprehensive loss before reclassification	3,688	—	3,688
Reclassification from AOCI to sales	(2,178)	—	(2,178)
Reclassification from AOCI to costs applicable to sales	1,825	—	1,825
Provision for income taxes	(901)	—	(901)
Balance March 31, 2025	$8,428	$(16,260)	$(7,832)

The following table lists the beginning balance, yearly activity and ending balance of each component of “Accumulated Other Comprehensive Income (Loss), net” (in thousands):

	Changes in fair value of derivative contracts designated as hedge transactions	Adjustments For Pension Plans	Total Accumulated Other Comprehensive Income (Loss), Net
Balance January 1, 2023	$9,162	$(6,714)	$2,448
Other comprehensive income (loss) before reclassification	22,384	(1,333)	21,051
Reclassification from AOCI to sales	(18,669)	—	(18,669)
Reclassification from AOCI to discontinued operations	3,608	—	3,608
Reclassification from AOCI to other expense (income)	(1,094)	(252)	(1,346)
Provision for income taxes	(1,683)	428	(1,255)
Net current year other comprehensive income (loss)	4,546	(1,157)	3,389
Balance December 31, 2023	13,708	(7,871)	5,837
Other comprehensive loss before reclassification	(2,930)	(11,880)	(14,810)
Reclassification from AOCI to sales	(11,392)	—	(11,392)
Reclassification from AOCI to discontinued operations	3,786	—	3,786
Reclassification from AOCI to other expense (income)	—	422	422
Provision for income taxes	2,822	3,069	5,891
Net current year other comprehensive loss	(7,714)	(8,389)	(16,103)
Balance December 31, 2024	5,994	(16,260)	(10,266)
Other comprehensive income before reclassification	6,143	11,916	18,059
Reclassification from AOCI to sales	(13,121)	—	(13,121)
Reclassification from AOCI to discontinued operations	4,139	—	4,139
Reclassification from AOCI to fair value adjustments	—	(15,359)	(15,359)
Reclassification from AOCI to other expense (income)	—	6,407	6,407
Provision for income taxes	(1,650)	8,457	6,807
Net current year other comprehensive (loss) income	(4,489)	11,421	6,932
Balance December 31, 2025	$1,505	$(4,839)	$(3,334)